Inventories	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Inventories

3. Inventories

Inventories consisted of the following:

	As of December 31, 2022	As of December 31, 2023
	US$	US$
Heat recovery cabinet	—	—
Accessories	152	44
	152	44

Inventories are stated at the lower of cost or net realizable value. No impairment was recorded for the year ended December 31, 2023 and 2022. As of December 31, 2023, materials in transit were approximately $36.